Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ENOVA INTERNATIONAL, INC.
Entity Central Index Key	0001529864
Entity Emerging Growth Company	false
Entity File Number	1-35503
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3190813
Entity Address, Address Line One	175 West Jackson Boulevard
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60604
City Area Code	312
Local Phone Number	568-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.00001 par value per share
Trading Symbol	ENVA
Security Exchange Name	NYSE